Related-Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended		6 Months Ended		12 Months Ended
		Feb. 02, 2016	Dec. 01, 2015	Dec. 03, 2014	Oct. 01, 2010	Sep. 29, 2009	Jul. 31, 2015	Apr. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2006	Dec. 31, 2004	Dec. 31, 2003	Mar. 31, 2015	Dec. 22, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Related party transaction, loan balance									$ 50,000		$ 33,005,000		$ 850,115,000
Interest earned									165,000	$ 179,000	516,000		980,000		$ 1,549,000
Rental income															1,462,000
Income recognized									138,535,000	147,112,000	293,333,000		282,058,000		261,926,000
Fees receivable									450,912,000		401,926,000		150,871,000
General and administrative expenses									333,471,000	331,827,000	641,962,000		676,815,000		663,319,000
Dividends									633,165,000	420,000,000	572,125,000		250,000,000		650,000,000
Dividends paid in cash									600,000,000	420,000,000	572,125,000		250,000,000		650,000,000
Goodwill									487,834,000		482,905,000		482,905,000		484,401,000
Intangible assets acquired	[1]								2,872,000
Amortization expense									171,000
Business combination, interest acquired		100.00%
Business combination, consideration		$ 7,500,000
Reinsurance recoverables & receivables									4,553,964,000		4,433,499,000		$ 4,205,860,000
Lending capacity under the agreement, percentage													5.00%
Amounts outstanding under the line of credit agreement											0		$ 0
Amounts borrowed under the line of credit agreement											0		0
Net realized investment gain (loss)									(58,533,000)	49,067,000	94,413,000		77,762,000		188,297,000
Goodwill eliminated due to sale of minority equity interest				$ 1,496,000							0	[2]	1,496,000	[2]
Noncontrolling Interest
Related Party Transaction [Line Items]
Minority interest repurchased by FMO				500,000
Put Option | Noncontrolling Interest
Related Party Transaction [Line Items]
Net realized investment gain (loss)				(6,500,000)
Put Option | Long | Noncontrolling Interest
Related Party Transaction [Line Items]
Put option purchased				$ 6,500,000
AZOA
Related Party Transaction [Line Items]
Dividends									633,165,000
Dividends paid in cash									600,000,000	420,000,000	572,125,000		250,000,000		650,000,000
Dividends in related to loan and accrued interest									33,165,000
Field Marketing Officer
Related Party Transaction [Line Items]
Business combination, interest acquired		100.00%
Purchase price of business		$ 7,710,000
Goodwill		4,929,000
Intangible assets acquired		$ 2,872,000
Intangible assets amortization period		7 years
Amortization expense									171,000
Allianz SE
Related Party Transaction [Line Items]
Related party transaction, loan balance									$ 50,000		5,000		850,115,000
Related party transaction, amount of loan agreement																		$ 350,000,000
Related party transaction, loan balance															$ 28,725,000
Annual interest rate on loan															5.18%
Interest earned															$ 1,029,000
Dividends paid in cash																$ 130,000,000	$ 90,000,000
Allianz Managed Operations And Services of America (AMOSA)
Related Party Transaction [Line Items]
Related party transaction, amount of loan agreement								$ 33,000,000			33,000,000
Related party transaction, loan balance											$ 33,000,000								$ 33,000,000
Accrued interest																			$ 165,000
Annual interest rate on loan									2.03%		2.03%
Interest earned									$ 165,000	150,000	$ 488,000
Related party loan, remaining balance											$ 33,000,000
Related party loan, maturity date											Dec. 31, 2019
Affiliates | Property Available for Operating Lease
Related Party Transaction [Line Items]
Rental income													1,462,000
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rental income									455,000	613,000	$ 1,065,000		1,281,000		1,502,000
Rent expense									16,000	12,000	27,000		32,000		29,000
Receivable balance of rental income									76,000		76,000		34,000
Affiliated Companies
Related Party Transaction [Line Items]
Service fee									39,974,000	21,053,000	63,530,000		40,985,000		40,096,000
Accrued service fee									19,735,000		12,312,000		7,197,000
Revenue earned									7,883,000	2,272,000	6,305,000		4,711,000		6,325,000
Receivables for expenses									4,228,000		1,400,000		269,000
Related Party Transactions
Related Party Transaction [Line Items]
Income recognized									6,379,000	7,262,000	14,102,000		16,260,000		16,516,000
Fees receivable									1,115,000		2,217,000		1,281,000
General and administrative expenses									277,000	$ 400,000	732,000		848,000		$ 1,060,000
Payable to affiliates									$ 46,000		50,000		69,000
Business combination, interest acquired							100.00%
Business combination, consideration							$ 2,617,000
Related party, dividend							$ 2,125,000
Capital contribution to insurance subsidiary					$ 250,000	$ 250,000
Additional capital contributions																				$ 288,234,000	$ 282,000,000
Quota share reinsurance ceded, percentage																				20.00%	100.00%
Related party, derivative gain			$ 3,806,000
Related party, dividend received			$ 455,843,000
Other affiliated entities
Related Party Transaction [Line Items]
Reinsurance recoverables & receivables											$ 128,000		$ 173,000

[1]	The intangible asset balance relates to the acquisition of a Field Marketing Office (FMO). See note 11 for further details regarding the acquisition.
[2]	See further discussion regarding the sale of the minority interest in Footnote 17.